RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 7. RELATED PARTY TRANSACTIONS

The Company purchases its inventory from a supplier related through common ownership and management. The Chief Executive Officer and Chairman of the Company is the supplier's President. In addition, the Chief Financial Officer and Director of the Company has a minority interest in the supplier. The amount of inventory purchased from the supplier during the six months ended November 30, 2016 and November 30, 2015 was $12,817 and $144,498, respectively. As of November 30, 2016 and May 31, 2015, inventory prepayments to this supplier of $-0- and $14,740, respectively, were reported as prepaid expenses.During the six months ended November 30, 2016 the Company paid Product development consulting fees this supplier of $7,000.

Note 7. OTHER RELATED PARTY TRANSACTIONS

The Company purchases its inventory from a supplier related through common ownership and management. The Chief Executive Officer and Chairman of the Company is the supplier’s President. In addition, the Chief Financial Officer and Director of the Company has a minority interest in the supplier. The amount of inventory purchased from this supplier during the years ended May 31, 2016 and 2015, was approximately $204,000 and $214,000, respectively. As of May 31, 2016 and 2015, the Company has advances to this supplier of $14,740 and $15,000, respectively.